Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($) $ / shares	Jan. 31, 2026 USD ($) vessel $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 18, 2026 USD ($)
Subsequent Event [Line Items]
Common stock, dividends, declared (in usd per share) | $ / shares			$ 0.20	$ 0.20	$ 0.20
Subsequent event
Subsequent Event [Line Items]
Number of newbuild vessels acquired | vessel		2
Vessel agreed sale price | $	$ 35,200
O 2026 Q1 Dividends | Subsequent event
Subsequent Event [Line Items]
Common stock, dividends, declared (in usd per share) | $ / shares	$ 0.05
O 2026 A Regular Dividends | Subsequent event
Subsequent Event [Line Items]
Dividends payable | $						$ 5,113
Cumulative preferred stock | O 2026 Q1 Preference Dividends | Subsequent event
Subsequent Event [Line Items]
Preferred stock, per share, dividends declared (usd per share) | $ / shares		$ 0.50
Payments of preference stock | $		$ 2